Future Scheduled Repayments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
2015	$ 91,830
2016	91,830
2017	797,633
2018	342,040
2019 and Thereafter	1,673,922
Long Term Debt, Carrying Amount, Total	2,997,255
Available Borrowing, as Limited by the Borrowing Base	86,205
Current and Available Borrowing	3,083,460
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2017	21,303
2018	85,210
2019 and Thereafter	745,587
Long Term Debt, Carrying Amount, Total	852,100
Available Borrowing, as Limited by the Borrowing Base	43,786
Current and Available Borrowing	895,886
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
2018	165,000
Long Term Debt, Carrying Amount, Total	165,000
Current and Available Borrowing	165,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
2017	684,500
Long Term Debt, Carrying Amount, Total	684,500
Available Borrowing, as Limited by the Borrowing Base	15,500
Current and Available Borrowing	700,000
TW Revolving Credit Facility
Debt Instrument [Line Items]
2019 and Thereafter	134,290
Long Term Debt, Carrying Amount, Total	134,290
Available Borrowing, as Limited by the Borrowing Base	2,919
Current and Available Borrowing	137,209
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2019 and Thereafter	126,000
Long Term Debt, Carrying Amount, Total	126,000
Available Borrowing, as Limited by the Borrowing Base	24,000
Current and Available Borrowing	150,000
TL Term Loan
Debt Instrument [Line Items]
2015	31,600
2016	31,600
2017	31,600
2018	31,600
2019 and Thereafter	349,300
Long Term Debt, Carrying Amount, Total	475,700
Current and Available Borrowing	475,700
2013-1 Bonds
Debt Instrument [Line Items]
2015	30,090	[1]
2016	30,090	[1]
2017	30,090	[1]
2018	30,090	[1]
2019 and Thereafter	142,928	[1]
Long Term Debt, Carrying Amount, Total	263,288	[1]
Current and Available Borrowing	263,288	[1]
2014-1 Bonds
Debt Instrument [Line Items]
2015	30,140	[2]
2016	30,140	[2]
2017	30,140	[2]
2018	30,140	[2]
2019 and Thereafter	175,817	[2]
Long Term Debt, Carrying Amount, Total	296,377	[2]
Current and Available Borrowing	$ 296,377	[2]

[1]	Future scheduled payments for the 2013-1 Bonds exclude an unamortized discount of $1,179.
[2]	Future scheduled payments for the 2014-1 Bonds exclude an unamortized discount of $99.